Drilling rigs, machinery and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Drilling Rigs, Machinery And Equipment, Net [Abstract]
Drilling rigs, machinery and equipment, net
	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2010	$1,440,117	$(190,784)	1,249,333
Additions	78,480	-	78,480
Transfer from drillships under construction	3,372,156	-	3,372,156
Disposals	(1,147)	381	(766)
Depreciation	-	(160,365)	(160,365)
Balance at December 31, 2011	$4,889,606	$(350,768)	$4,538,838
Additions	82,939	-	82,939
Disposals	(4,148)	3,835	(313)
Depreciation	-	(222,002)	(222,002)
Balance at December 31, 2012	$4,968,397	$(568,935)	$4,399,462